Document and Entity Information	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 22, 2021
Entity File Number	001-39143
Entity Registrant Name	ALPINE INCOME PROPERTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-2769895
Entity Address, Address Line One	1140 N. Williamson Blvd.
Entity Address, Adress Line Two	Suite 140
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	274-2202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	PINE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001786117
Amendment Flag	false